REVENUE FROM CONTRACTS WITH CUSTOMERS - Revenues by segments and channels (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 993.8	$ 856.8	$ 2,176.7	$ 1,907.1
Wholesale
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	449.3	321.0	937.7	668.5
DTC
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	544.5	535.8	1,239.0	1,238.6
Technical Apparel
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	407.3	303.0	917.6	658.2
Outdoor Performance
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	304.0	273.6	704.0	651.1
Ball & Racquet Sports
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 282.5	$ 280.2	$ 555.1	$ 597.8